Acquisitions, Divestitures and Exchanges (Details) $ in Millions		1 Months Ended								3 Months Ended			12 Months Ended			50 Months Ended
	May 16, 2013 USD ($)	Feb. 28, 2017 USD ($)	Jul. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Feb. 28, 2014 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)	Feb. 29, 2016 USD ($)
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges													$ 21	$ 317	$ 180
Gain on sale of business and other exit costs														114	33
Gain on license sales and exchanges													19	147	113
Assets held for sale										$ 8			8			$ 8
Cash paid for acquisitions and licenses													53	286	38
Federal Communications Commission deposit													143		60
Other current liabilities										84			84	105		84
Aggregate license acquisitions
Acquisitions, divestitures and exchanges
Cash paid for acquisitions and licenses													53
License acquisition agreement amount										57			57			57
Auction 1002
Acquisitions, divestitures and exchanges
Federal Communications Commission deposit												$ 143
Total commitment amount										327			327			327
Auction 97
Acquisitions, divestitures and exchanges
Federal Communications Commission deposit														60
Licenses won				124
Total winning bid				$ 338
Designated entity auction discount				25.00%
Airadigm Communications, Inc.
Acquisitions, divestitures and exchanges
Purchase price							$ 92
Book value transferred assets							15
License exchange 1
Acquisitions, divestitures and exchanges
Net cash to be received																	$ 28
Assets held for sale										8			8			8
License exchange 1, first closing
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges												13
Gain on license sales and exchanges												$ 9
License exchange 1, second closing
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges		$ 15
License exchange 2
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges											$ 2
Gain on license sales and exchanges											7
Carrying value of licenses disposed of in exchange											$ 7
License exchange 3
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges										1
Gain on license sales and exchanges										3
Carrying value of licenses disposed of in exchange										$ 8
License exchange 4
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges				$ 117
Gain on license sales and exchanges				125
Fair value of Licenses received in exchange				$ 43
License exchange 5
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges							$ 28
License exchange 5, first closing
Acquisitions, divestitures and exchanges
Gain on license sales and exchanges						$ 22
Carrying value of licenses disposed of in exchange						11
Fair value of Licenses received in exchange						52
Other current liabilities						18									18
License exchange 5, second closing
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges			$ 28
Gain on license sales and exchanges			24
Carrying value of licenses disposed of in exchange			$ 22
License exchange 6
Acquisitions, divestitures and exchanges
Gain on license sales and exchanges									$ 16
Divestiture transaction
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges	$ 480
Gain on sale of business and other exit costs														6	$ 29
Tower sale
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges						$ 159
Number of towers						595									595
Tower sale, first closing
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges						$ 10
Gain on sale of business and other exit costs						$ 4
Number of towers						236									236
Tower sale, second closing
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges					$ 142
Gain on sale of business and other exit costs					$ 108
Number of towers					359
St. Louis
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges								$ 92
Gain on sale of business and other exit costs								$ 76
Sprint Cost Reimbursement | Divestiture transaction
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges													$ 7	$ 30	$ 71	118
Sprint Cost Reimbursement | Maximum | Divestiture transaction
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges																$ 200
Earnest money received | Tower sale, first closing
Acquisitions, divestitures and exchanges
Cash received (paid) from divestitures and exchanges						$ 8